PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 1,329,952	$ 1,124,602
Accumulated depreciation	(489,927)	(462,128)
Impairment	(30,503)	(7,933)
Property, plant and equipment, excluding construction in process, net	809,522	654,541
Construction in process	75,464	92,694
Property, plant and equipment, net	884,986	747,235
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	441,975	340,215
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	13,058	11,498
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	785,874	698,150
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	64,135	50,310
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	6,100	5,782
Land
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	18,810	18,647
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	$ 120,834	$ 88,931	$ 72,813